SHARE-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-Based Compensation (Details) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,192,401
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	7,192,401
Restricted stock units issued by subsidary	1,014,899
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 38	$ 40	$ 44
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(15)	(16)	(18)
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax	23	24	26
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Basic Share	$ 0.09	$ 0.10	$ 0.11
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Diluted Share	$ 0.09	$ 0.10	$ 0.11
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	4	4	4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	2,701,118
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 51.86
Exercised Stock Options	(1,237,348)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 50.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	41	45	23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(4,625)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 48.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	1,459,145	2,701,118
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 53.18	$ 51.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,459,145
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 53.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	1,300,745
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 52.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	3.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	48
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	62
San Diego Gas and Electric Company and Subsidiary [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8	8	8
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	3	3	3
Southern California Gas Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8	7	9
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 1	$ 1	$ 1